COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Comprehensive Income (Loss) [Table Text Block]
	December 31,	December 31
	2012	2011

Net loss	$(4,172,767)	$(3,888,629)

Other comprehensive (loss) income:
Unrealized (loss) income on investments, net of deferred tax	(4,817)	25,787

Comprehensive loss	$(4,177,584)	$(3,862,842)

Tax Effects of Comprehensive Loss [Table Text Block]
	December 31,	December 31,
	2012	2011

Unrealized holding (loss) gain	$(7,413)	$39,674
Income tax benefit (expense)	2,596	(13,887)

Total unrealized (loss) income, net of tax	$(4,817)	$25,787